Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO[1] (b)	Compensation Actually Paid to PEO[2] (c)	Average Summary Compensation Table Total for Non-PEO NEOs[3] (d)	Average Compensation Actually Paid to Non-PEO NEOs[4] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7] (h)	ROTCE[8] (i)
					Total Shareholder Return[5] (f)	Peer Group Total Shareholder Return[6] (g)
2023	$25,966,198	$36,448,161	$11,930,209	$17,586,984	$102	$97	$19,142	13%
2022	$24,642,526	$15,956,505	$12,217,547	$9,792,515	$83	$98	$13,182	9%
2021	$21,350,906	$46,809,640	$9,852,063	$17,287,555	$94	$124	$21,548	14%
2020	$20,392,046	$3,385,466	$10,573,259	$6,243,215	$58	$90	$3,377	1%

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts reported for Mr. Scharf, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total Compensation column of the Summary Compensation Table. Refer to the 2023 Summary Compensation Table.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Scharf) in the Total Compensation column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Michael Santomassimo, Jonathan Weiss, Scott Powell, Barry Sommers; (ii) for 2022, Michael Santomassimo, Jonathan Weiss, Mary Mack, Scott Powell; (iii) for 2021, Michael Santomassimo, Scott Powell, Jonathan Weiss, Ather Williams III; and (iv) for 2020, Michael Santomassimo, John Shrewsberry, Mary Mack, Lester Owens, Scott Powell.
Peer Group Issuers, Footnote	The peer group used for this purpose is the KBW Nasdaq Bank Index. In the 2023 proxy statement, TSR for 2020, 2021, and 2022 was calculated based on the underlying companies that make up the KBW Nasdaq Bank Index. TSR has been updated for 2020, 2021, 2022, and calculated for 2023 using the actual KBW Nasdaq Bank Index. The calculation produces deminimis changes for 2020, 2021, and 2022 as compared with last year and is consistent with the methodology used in the Stock Performance graph incorporated into the Annual Report on Form 10-K for those years.
PEO Total Compensation Amount	$ 25,966,198	$ 24,642,526	$ 21,350,906	$ 20,392,046
PEO Actually Paid Compensation Amount	$ 36,448,161	15,956,505	46,809,640	3,385,466
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Scharf, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Scharf. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid to PEO	2023
Summary Compensation Table Total	$25,966,198
Less, value of Stock Awards reported in Summary Compensation Table	-$16,634,168
Less, Change in Pension Value reported in Summary Compensation Table	$0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$22,506,984
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$9,263,690
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	-$4,654,543
Less, prior year-end fair value for any equity awards forfeited in the year	$0
Plus, pension service cost for services rendered during the year	$0
Compensation Actually Paid to Mr. Scharf	$36,448,161

Non-PEO NEO Average Total Compensation Amount	$ 11,930,209	12,217,547	9,852,063	10,573,259
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,586,984	9,792,515	17,287,555	6,243,215
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Scharf), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2023
Average Summary Compensation Table Total	$11,930,209
Less, average value of Stock Awards reported in Summary Compensation Table	-$6,993,163
Less, average Change in Pension Value reported in Summary Compensation Table	-$3,200
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$9,119,950
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$3,107,554
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$425,634
Less, average prior year-end fair value for any equity awards forfeited in the year	$0
Plus, average pension service cost for services rendered during the year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$17,586,984

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. TSR[1]

■	Compensation Actually Paid to PEO	■	Average Compensation Actually Paid to NEOs (excluding PEO)	■	Wells Fargo TSR	■	Peer Group TSR
	Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2019.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

■	Compensation Actually Paid to PEO	■	Average Compensation Actually Paid to NEOs (excluding PEO)	■	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. ROTCE

■	Compensation Actually Paid to PEO	■	Average Compensation Actually Paid to NEOs (excluding PEO)	■	ROTCE

Total Shareholder Return Amount	$ 102	83	94	58
Peer Group Total Shareholder Return Amount	97	98	124	90
Net Income (Loss)	$ 19,142,000,000	$ 13,182,000,000	$ 21,548,000,000	$ 3,377,000,000
Company Selected Measure Amount	0.13	0.09	0.14	0.01
PEO Name	Mr. Scharf
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2019. The amounts reported are from the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	ROTCE is a non-GAAP financial measure. For additional information, including a corresponding reconciliation to GAAP financial measures, see Notes on Non-GAAP Financial Measures.
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,634,168)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,506,984
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,263,690
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,654,543)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,993,163)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,200)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,119,950
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,107,554
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,634
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0